Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
9.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consists of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD
Land	—	40,972,933	5,613,269
Buildings and plants	685,779,415	562,423,983	77,051,770
Leasehold improvements	654,857,745	651,694,871	89,281,831
Furniture, fixtures and equipment	286,033,440	244,771,734	33,533,590
Motor vehicles	9,358,564	9,476,389	1,298,260
Total	1,636,029,164	1,509,339,910	206,778,720
Less:
Accumulated depreciation	(841,035,233)	(862,489,629)	(118,160,595)

Construction in progress	19,955,095	2,677,929	366,875
Property, plant and equipment, net	814,949,026	649,528,210	88,985,000

Depreciation expense was RMB119,299,006, RMB110,184,167 and RMB110,979,569 (USD15,204,139) for the years ended December 31, 2022, 2023 and 2024, respectively.